Income tax expense	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income tax expense
8.	Income tax expense
The major components of income tax expense for the years ended December 31, 2020, 2021 and 2022 are as follows:

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Current income tax
- Current year	180,254	48,856	72,909	10,487
- (Over)/under provision in respect of prior years	(124)	(21,523)	27,406	3,942
Deferred tax
- Movement in temporary differences	12,543	16,483	(41,147)	(5,918)
- Over provision in respect of prior years	(135)	—	(103)	(15)

Consolidated income tax expense reported in the statement of profit or loss	192,538	43,816	59,065	8,496

The reconciliation between
tax expense
and
the
product

of
accounting

profit
multiplied
by the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2020, 2021 and 2022 for the following reasons:

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Profit before tax	971,864	451,710	394,726	56,779
Income tax expense at 15%	145,780	67,757	59,209	8,517
Adjustments:
Non-deductible expenses	9,188	17,795	7,924	1,140
Tax-exempt income	(601)	(2,181)	(500)	(72)
Utilization of deferred tax benefits previously not recognized	(1,996)	(29)	(3,093)	(445)
Deferred tax benefits not recognized	6,097	10,356	22,606	3,252
Tax credits for research and development expense	(26,329)	(59,633)	(76,835)	(11,052)
Tax rate differential	24,251	16,517	10,901	1,568
(Over)/under provision in respect of previous years	(259)	(21,523)	27,303	3,927
Withholding tax expense	36,332	14,639	11,535	1,659
Others	75	118	15	2

Total	192,538	43,816	59,065	8,496

Deferred tax
Deferred tax relates to the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2021	31.12.2022	31.12.2022	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000
Accelerated tax depreciation	(138,770)	(122,298)	(17,592)	(55,882)	(37,968)	16,472	2,369
Interest receivable	(3,396)	(3,033)	(436)	(293)	(1,459)	363	52
PRC withholding tax on dividend income (i)	(65,544)	(61,825)	(8,893)	(36,255)	(14,529)	(11,458)	(1,648)
Effect of change in residual value an impairment of property, plant and equipment	65,368	69,641	10,018	33,456	25,264	4,273	615
Write-down of inventories	20,250	29,503	4,244	4,225	(2,378)	9,253	1,331
Impairment losses on trade receivables	6,789	7,071	1,017	(2,021)	(1,267)	282	41
Accruals	283,427	234,586	33,744	48,149	(15,339)	(48,841)	(7,026)
Deferred income	97,828	56,480	8,124	1,211	(11,114)	(41,348)	(5,948)
Losses available for offsetting against future taxable income	23,072	139,747	20,102	—	23,072	116,675	16,783
Others	43,606	39,185	5,636	(4,998)	19,235	(4,421)	(636)

Deferred tax (expenses)/benefits				(12,408)	(16,483)	41,250	5,933

Net deferred tax assets	332,630	389,057	55,964

Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	398,174	450,882	64,857
Deferred tax liabilities	(65,544)	(61,825)	(8,893)

	332,630	389,057	55,964

Note:

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
At January 1	(112,456)	(65,544)	(9,428)
Provision made to consolidated statement of profit or loss	(14,529)	(11,458)	(1,648)
Utilization	61,441	15,177	2,183

December 31	(65,544)	(61,825)	(8,893)

The Corporate Income Tax (“CIT”) law provides for a tax of 10% to be withheld from dividends paid to foreign investors of PRC enterprises. This withholding tax provision does not apply to dividends paid out of profit earned prior to January 1, 2008. Beginning on January 1, 2008, a 10% withholding tax is imposed on dividends paid to the Company, as a non-resident
enterprise, unless an applicable tax treaty provides for a lower tax rate. The Company recognizes a deferred tax liability for withholding tax payable for profits accumulated after December 31, 2007 for the earnings that the Company does not plan to indefinitely reinvest in the PRC enterprises. As of December 31, 2022, the deferred tax liability for withholding tax payable was RMB 61.8 million (US$ 8.9 million) (2021: RMB 65.5 million). The amount of unrecognized deferred tax liability relating to undistributed earnings of the PRC enterprises is estimated to be RMB 190.7 million (US$ 27.4 million) (2021: RMB 195.5 million).
Deferred tax assets have not been recognized in respect of the following items:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Unutilized tax losses	414,212	473,456	68,105
Unutilized capital allowances and investment allowances	103,810	100,643	14,477
Other unrecognized temporary differences relating to asset impairment and deferred grants	199,203	142,851	20,548

	717,225	716,950	103,130

Unrecognized tax losses for the Group are subject to agreement with the tax authorities and compliance with tax regulations in the respective countries in which the Group operates. The unutilized tax losses for PRC subsidiaries and Malaysia subsidiaries expire within the next
5
to
10
years and
10
years, respectively. These losses may not be used to offset taxable income elsewhere in the Group. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which the Group can utilize the benefits.